Accounts Receivable, Net - Accounts Receivable Activity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Accounts receivable	$ 49,979	$ 49,565
Less: allowance for current expected credit losses	(19,027)	(14,897)	$ (9,869)	$ (6,336)
Accounts receivable, net	$ 30,952	$ 34,668